ACCOUNTING POLICIES AND ESTIMATES (Details)	3 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Percentage owned		99.90%
Qpagos Corporation [Member]
Percentage owned	100.00%	100.00%
Country	USA
Disposed of	Dec. 31, 2019
Innovative Payment Solutions, Inc. [Member]
Percentage owned
Country	USA
Qpagos, S.A.P.I de C.V. [Member
Percentage owned	99.996%
Country	Mexico
Disposed of	Dec. 31, 2019
Redpag Electronicos, S.A. P.I. de C.V, [Member]
Percentage owned	99.99%	99.99%
Country	Mexico
Disposed of	Dec. 31, 2019